SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Earnings per share basic decreased	$ 0.07
Earnings per share diluted decreased	$ 10.58
Revenue	$ 1,256,872
Deferred grant income			$ 4,700,000
Construction in progress	646,116	391,408
Account receivable, grant	1,400,000	2,100,000
Research and development tax refund	609,684	385,888
Foreign currency translation gain (loss)	212,639	126,875
Cash, FDIC insured amount	$ 1,114,687	7,816,077
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	shorter of asset’s estimated useful life and the remaining term of the lease
Grant Income [Member]
Property, Plant and Equipment [Line Items]
Other income	$ 127,944	$ 51,258
Technology Asset [Member]
Property, Plant and Equipment [Line Items]
Amortization expenses	84,374
Technology Asset [Member] | FY 2024 - 2027 [Member]
Property, Plant and Equipment [Line Items]
Amortization expenses	337,496
Technology Asset [Member] | FY 2028 [Member]
Property, Plant and Equipment [Line Items]
Amortization expenses	485,150
Technology Asset [Member] | FY 2029 [Member]
Property, Plant and Equipment [Line Items]
Amortization expenses	759,366
Technology Asset [Member] | FY 2023 [Member]
Property, Plant and Equipment [Line Items]
Amortization expenses	$ 189,841
Minimum [Member] | Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years
Minimum [Member] | Technology Asset [Member]
Property, Plant and Equipment [Line Items]
Technology assets useful life	5 years
Maximum [Member] | Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	4 years
Maximum [Member] | Technology Asset [Member]
Property, Plant and Equipment [Line Items]
Technology assets useful life	7 years